Entity-Wide Information	12 Months Ended
Dec. 31, 2021
Entity Wide Information [Abstract]
Entity-Wide Information
Note 16 – Entity-Wide Information

Substantially all fixed assets are located in Israel and substantially all revenues are derived from sales to other countries. Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars (in thousands)

Asia Pacific	224,931	137,555	115,925
United States	28,641	9,847	10,388
Europe	16,087	8,457	7,706

	269,659	155,859	134,019